Property, Plant and Equipment (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013
Property Plant And Equipment [Abstract]
Property, Plant and Equipment

Property, Plant and Equipment

	December 31, 2013	September 30, 2013
	(In thousands)
Leasehold improvements	$12,603	$12,984
Equipment and software	35,314	35,203

Total cost	47,917	48,187
Less: accumulated depreciation and amortization	(38,847)	(38,519)

Net Property, Plant and Equipment	$9,070	$9,668

Property, Plant and Equipment

	September 30,
	2013	2012
	(In thousands)
Leasehold improvements	$12,984	$12,168
Equipment and software	35,203	35,562

Total cost	48,187	47,730
Less: accumulated depreciation and amortization	(38,519)	(37,125)

Net Property, Plant and Equipment	$9,668	$10,605